Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 106,444	$ 144,773
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	9,344	(15,937)
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(5,402)	(8,013)
Foreign currency translation adjustment	(294)	104
Other comprehensive income (loss), net of tax	3,648	(23,846)
Comprehensive income	110,092	120,927
Dividend on preferred shares	18,184	14,744
Comprehensive income attributable to common shareholder	$ 91,908	$ 106,183